Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Line Items]
Cash at bank and in hand	$ 204,008,828	$ 36,531,272
Cash equivalents	25,651,320	47,417,498
Cash and cash equivalents	229,660,148	83,948,770	$ 13,160,696	$ 7,152,274
Denominated in US$
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	224,878,393	77,463,141
Denominated in RMB
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	3,927,163	6,365,311
Denominated in Australia dollar
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 854,592	$ 120,318